Stock-based Employee Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2014
Stock-based Employee Incentive Plans [Abstract]
Assumptions Used in Stock Appreciation Rights Granted [Table Text Block]
The SARs granted to certain employees during 2014 and described above had an estimated fair market value of $22.68 per unit. The fair value per unit was calculated on the grant date using a modified Black-Scholes option pricing model using the following assumptions:

Expected term (in years)	5.72
Volatility	35.8%
Risk-free interest rate	1.74%
Dividend yield	1.36%
Initial price	$72.26

Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity
The stock option, SAR and PSAR transactions during 2014, 2013 and 2012 were as follows:

(Millions, except exercise price and remaining life)	Number of Stock Options, SARs and PSARs		Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

2012
Outstanding, beginning of year	26.3		$35.18	4.0	$246.3
Granted	.1		44.79	—	—
Exercised	(6.7)		22.73	—	148.0
Expired or forfeited	(.3)		43.02	—	—
Outstanding, end of year	19.4		$39.34	3.5	$163.8

Exercisable, end of year	19.4		$39.34	3.5	$163.8

2013
Outstanding, beginning of year	19.4		$39.34	3.5	$163.8
Granted	.7	(1)	63.32	—	—
Exercised	(9.3)		36.58	—	203.4
Expired or forfeited	(.3)		47.11	—	—
Outstanding, end of year	10.5		$43.27	3.5	$264.6

Exercisable, end of year	9.8		$41.77	3.0	$261.6

2014
Outstanding, beginning of year	10.5		$43.27	3.5	$264.6
Granted	1.4		72.36	—	—
Exercised	(3.7)		40.50	—	132.1
Expired or forfeited	(.1)		46.94	—	—
Outstanding, end of year	8.1		$49.37	4.2	$318.3

Exercisable, end of year	6.1		$42.86	2.6	$280.2

(1)	PSARs are included in this table at the maximum amount that could potentially vest.

Schedule Of Share Based Compensation Shares Authorized Under Stock Option Plans And Stock Appreciation Rights By Exercise Price Range
The following is a summary of information regarding stock options, SARs and PSARs outstanding at December 31, 2014:

	Outstanding				Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable		Weighted Average Exercise Price	Aggregate Intrinsic Value
20.00-30.00	.1	3.2	$25.62	$2.9	.1		$25.62	$2.9
30.00-40.00	1.9	3.4	32.74	104.5	1.9		32.74	104.5
40.00-50.00	2.0	2.0	43.92	91.2	2.0		43.92	91.2
50.00-60.00	2.1	2.4	50.54	80.9	2.1		50.54	80.9
60.00-70.00	.7	8.6	64.25	17.2	—		—	—
70.00-80.00	1.3	9.0	72.32	21.6	—	(1)	72.26	.7
$20.00-$90.00 (2)	8.1	4.2	$49.37	$318.3	6.1		$42.86	$280.2

(1)	The number of exercisable stock options, SARs and PSARs with exercise prices between $70 and $80 rounded to zero.

(2)	The number of outstanding stock options, SARs and PSARs with exercise prices between $80 and $90 rounded to zero.

Assumptions Used In Market Stock Units Granted
MSUs granted in 2014 and 2013 had a weighted average per MSU grant date fair value of $74.99 and $49.31, respectively. MSUs granted in 2012 were valued using two separate performance periods, which resulted in a weighted average per MSU grant date fair value of $46.36 and $46.84, respectively, for the two-year and three-year vesting period tranches. The weighted-average per MSU grant date fair values listed above were calculated using the assumptions noted in the following table:

			2012
	2014	2013	Two-year	Three-year
Dividend yield	1.3%	1.7%	1.6%	1.6%
Volatility	26.4%	28.1%	31.2%	37.5%
Risk-free interest rate	.7%	.4%	.2%	.3%
Initial price	$72.26	$48.48	$44.79	$44.79

Summary Of Status Of Performance Stock Units And Restricted Stock Units
RSU, MSU and PSU transactions in 2014, 2013 and 2012 were as follows (number of units in millions):

	2014		2013		2012
	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value
RSUs, MSUs and PSUs at beginning of year	5.3	$48.82	3.4	$43.25	6.7	$33.62
Granted	2.7	71.88	3.6	51.22	4.6	43.71
Vested	(2.5)	50.11	(1.3)	41.56	(7.7)	34.69
Forfeited	(.4)	56.89	(.4)	46.65	(.2)	37.37
RSUs, MSUs and PSUs at end of year	5.1	$58.57	5.3	$48.82	3.4	$43.25

Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology
In 2013, we granted PSARs and estimated the fair value of those PSARs using a Monte Carlo simulation. The PSARs granted in 2013 had a grant date per PSAR fair value of $18.64. That grant date fair value was calculated using the assumptions noted in the following table:

Dividend yield	1.25%
Expected settlement period (in years)	6.12
Volatility	40.4%
Risk-free interest rate	.6%
Initial price	$64.25

Activity Under Stock Option, Performance Stock Appreciation Rights, Stock Appreciation Rights Plans
During 2014, 2013 and 2012, the following activity occurred under the Plans:

(Millions)	2014	2013	2012
Cash received from stock option exercises	$32.4	$89.1	$89.8
Intrinsic value of options/SARs exercised and stock units vested	322.8	292.0	492.5
Tax benefits realized for the tax deductions from stock options and SARs exercised and stock units vested	87.1	98.9	172.4
Fair value of stock options, SARs and stock units vested (1)	106.7	52.1	273.4

(1)	The fair value represents the total dollar value of the stock options, SARs and stock units as of the respective grant dates.